SECUREDESIGNS® VARIABLE ANNUITY
May 1, 2023
Individual Flexible Purchase Payment Deferred Variable Annuity Contract
Variable Annuity Account B
Updating Summary Prospectus for Existing Investors
Issued By:	Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York 121 State Street Albany, New York 12207 1-800-355-4570 www.fsbl.com	First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497

This Updating Summary Prospectus describes the SecureDesigns Variable Annuity (the “Contract”), which is an Individual Flexible Purchase Payment Deferred Variable Annuity Contract issued by First Security Benefit Life Insurance and Annuity Company of New York (the “Company”). The Contract is available for individuals as a non-tax qualified contract. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract may be available through third-party financial intermediaries who charge an advisory fee for their services. This fee is in addition to Contract fees and expenses. If you elect to pay advisory fees from your Contract Value, such deductions will reduce death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Updating Summary Prospectus is used with current owners. This Updating Summary Prospectus was first used May 1, 2021.
The Prospectus of the Contract contains more information about the Contract, including its features, benefits and risks. You can find the current Prospectus and other information about the Contract online at https://dfinview.com/SecurityBenefit/TAHD/336277405?site=PFSBL. You can also obtain this information at no cost by calling 1-800-888-2461 or by sending an email request to FSBLProspectusRequests@securitybenefit.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
FS-10000-94 2023/05/01

2

Special Terms

Various terms commonly used in this Updating Summary Prospectus are defined as follows:
Company — First Security Benefit Life Insurance and Annuity Company of New York. The Company is also identified herein as “we,” “our,” or “us.”
Contract — The flexible purchase payment deferred variable annuity contract described in this Updating Summary Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Contract anniversaries are measured from the Contract Date. The Contract Date is usually the date that the initial Purchase Payment is credited to the Contract.
Contract Value — The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.
Fixed Account — An account that is part of the Company’s General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company.
Internal Revenue Code or the Code — The Internal Revenue Code of 1986, as amended.
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account — Variable Annuity Account B, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account which invests in a corresponding Underlying Fund.
Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Updated Information About Your Contract

The following is a summary of certain Contract features that have changed since May 1, 2022, the date of the last Prospectus. This does not reflect all of the changes that have occurred since you entered into your Contract.
Summary of Recent Contract Changes:
There have been no changes to the features of the Contract since the Prospectus dated May 1, 2022. Information about the Underlying Funds, including certain fund name and adviser changes, is included in Appendix A to this Updating Summary Prospectus.
Important Information You Should Consider About the Contract

	FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
If you withdraw money from your Contract within 7 years following your last
Purchase Payment, you may be assessed a surrender charge of up to 7% (as a percentage of the portion of the withdrawal amount consisting of Purchase
Payments, including any Bonus Credits), declining to 0% in the eighth year.
For example, if you were to withdraw $100,000 during a surrender charge period, you would be assessed a charge of up to $7,000.
Fee Table Fee Table – Examples Charges and Deductions – Contingent Deferred Sales Charge
3

	FEES AND EXPENSES			Location in Prospectus
Transaction Charges	Other than surrender charges (if any), there are no charges for other transactions (e.g., transferring money between investment options).			Not Applicable
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Interest on any
Contract loans is not reflected. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher.
Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Fee Table
Fee Table – Examples
Charges and Deductions
– Mortality and Expense
Risk Charge
Charges and Deductions
– Administration Charge
Charges and Deductions
– Account Adminis-
tration Charge
Charges and Deductions
– Optional Rider Charges
Appendix A – Underlying
Funds Available Under
the Contract

	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.76%	1.01%
	Investment options[2] (Underlying Fund fees and expenses)	0.53%	4.43%
	Optional benefits available for an additional charge[3] (for a single optional benefit, if elected)	0.25%	0.70%

As a percentage of Contract Value allocated to the Separate Account. This amount includes the account administration charge.

As a percentage of Underlying Fund average net assets.

As a percentage of Contract Value.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,185.43	Highest Annual Cost: $4,500.73
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
•No optional benefits
•No sales charges or advisory fees
•No additional Purchase Payments,
transfers or withdrawals
•No Contract loans
•No Credit Enhancement amounts

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base
Contract charge, optional benefits,
and Underlying Fund fees and
expenses
•No sales charges or advisory fees
•No additional Purchase Payments,
transfers or withdrawals
•No Contract loans
•No Credit Enhancement amounts

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•Surrender charges may apply to withdrawals. If you take a withdrawal, a surrender charge may reduce the value of your Contract or the amount of money that you actually receive. Withdrawals may also reduce or terminate
Contract guarantees.
•The benefits of tax deferral, long-term income, and living benefit guarantees mean the Contract is more beneficial to investors with a long time horizon.
Charges and Deductions – Contingent Deferred Sales Charge The Contract – General

Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that you choose under the Contract.
•Each investment option (including the Fixed Account, if available) has its own unique risks.
•You should review the investment options before making an investment decision.
Appendix A – Underlying Funds Available Under the Contract
Insurance Company Risks
An investment in the Contract is subject to the risks related to us, First Security
Benefit Life Insurance and Annuity Company of New York. Any obligations
(including under the Fixed Account option), guarantees or benefits of the
Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about First Security Benefit Life Insurance and Annuity Company of New York,
including our financial strength ratings, is available upon request by calling
1-800-888-2461 or visiting www.fsbl.com.
Information About the Company, the Separate Account, and the Underlying Funds – First Security Benefit Life Insurance and Annuity Company of New York
	RESTRICTIONS	Location in Prospectus
Investments
•Certain investment options may not be available under your Contract.
•Certain Subaccounts prohibit you from transferring out and back within a period of calendar days.
•We reserve the right to limit your transfers to 14 in a Contract Year, to suspend transfers and limit the transfer amounts, and to limit transfers in circumstances of frequent or large transfers.
•There are certain restrictions on transfers between the Fixed Account and
Subaccounts.
•We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract.
The Contract – Transfers of Contract Value – Frequent Transfer Restrictions The Fixed Account – Transfers and Withdrawals from the Fixed Account Other Information – Changes to Investments
Optional Benefits
•Optional benefits are only available at Contract issue. You cannot change or cancel the benefits that you select after they are issued.
•Certain optional benefits are subject to age restrictions.
•Certain optional benefits previously offered with the Contract are no longer available for purchase. We reserve the right to stop offering for purchase any currently available optional benefit at any time.
•Optional benefits may limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.
•We do not have the right to modify or terminate an optional benefit.
Withdrawals, however, may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.
Benefits Under the Contract – Optional Riders Appendix B - Riders Available for Purchase Only Prior to February 1, 2010
	TAXES	Location in Prospectus
Tax Implications
•If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
•Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•If you purchased the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
The Contract – Withdrawals to Pay Advisory Fees Charges and Deductions – Deduction of Advisory Fees Federal Tax Matters Federal Tax Matters – Qualified Plans

	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or is compensated less.
Other Information – Sale of the Contract
Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Additional Compensation Paid to Selected Selling Broker-Dealers

APPENDIX A
Underlying Funds Available Under the Contract

The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at https://dfinview.com/SecurityBenefit/TAHD/336277405?site=PFSBL. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to FSBLProspectusRequests@securitybenefit.com.
The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://fsbl.com/annuities/securedesigns/.
Investment Type
1
Certain
Investment
Portfolios and
their
investment
advisers have
entered into
temporary
expense
reimbursement
and/or fee
waivers.
Please see the
Investment
Portfolios’
prospectuses
for additional
information
regarding
these
arrangements

Optional Rider Investment Restrictions

If you have elected one of the optional riders listed in the table below, your Contract is subject to investment allocation restrictions. Depending on the optional riders you choose, you may not be able to invest in certain Underlying Funds or the Fixed Account. In addition, other investment restrictions may apply, as shown below.
Riders No Longer Available
Rider	Investment Restriction	Investment Allocation Impact on Crediting Rate
Guaranteed Minimum Income Benefit at 5%	N/A	The Company will credit a maximum rate of 4% for amounts allocated to the Invesco V.I. Government Money Market, the Fixed Account and the Loan Account. All other investments will be credited at 5%.
A-1

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The Prospectus and Statement of Additional Information (SAI) are parts of the registration statement that we filed with the Securities and Exchange Commission (SEC), dated May 1, 2023. Both documents contain additional important information about the Contract. The Prospectus and SAI are incorporated herein by reference, which means they are legally a part of this Updating Summary Prospectus.
The SAI may be obtained, free of charge, from us in the same manner as the Prospectus, as described on the front page of this Updating Summary Prospectus.
The SEC maintains a website (http://www.sec.gov) that contains the registration statement, material incorporated by reference, and other information regarding companies that file electronically with the SEC. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR contract identifier C000028147